ACQUISITIONS (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jun. 12, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Jun. 30, 2020	Dec. 31, 2019 CNY (¥)
Business Combination
Previously held equity interest		¥ 87,716
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Goodwill		¥ 62,515	$ 9,581		¥ 5,930
Acquisition of PAI
Business Combination
Voting interest (as a percent)				100.00%
Cash consideration	¥ 1,370
Loan deemed effectively settled as a result of the acquisition	¥ 13,711
Percentage of revenue		1.00%
Previously held equity interest	40.49%
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Cash	¥ 5,554
Other current assets	4,704
Property, plant and equipment	149
Patents	42,495
Goodwill	67,856
Other non-current assets	261
Other current liabilities	(8,868)
Deferred tax liabilities	(6,374)
Other non-current liabilities	(2,980)
Total identifiable assets	¥ 102,797
Property, plant and equipment, amortization period	3 years
Patents	5 years
Guoxu
Business Combination
Gross consideration		¥ 67,914
Voting interest (as a percent)		100.00%	100.00%
Cash consideration		¥ 32,839
Loan deemed effectively settled as a result of the acquisition		¥ 35,075